Leases - Supplementary information on cash flow (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥ 797,623	¥ 375,270
Right-of-use assets obtained in exchange for lease liabilities	¥ 604,703	¥ 749,008
Weighted average remaining lease term (in years)	2 years 9 months 18 days	3 years 3 months 18 days
Weighted average discount rate	1.45%	1.45%
Year ending December 31:
2021	¥ 667,823
2022	493,800
2023	246,751
2024	122,654
2025	70,448
2026 and thereafter	98,245
Total	1,699,721
Less: Interest component	(48,509)
Present value of minimum lease payments	1,651,212
Short-term lease liability	658,320	¥ 704,024
Long-term lease liability - net of current portion	¥ 992,892	¥ 1,136,799